UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2922
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Waddell & Reed Advisors Cash Management, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000
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Date of fiscal year end: September 30
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Date of reporting period: March 31, 2005
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
MARCH 31, 2005

Waddell & Reed Advisors Cash Management

CONTENTS
3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
8	Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
26	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
30	Proxy Voting Information
31	Quarterly Portfolio Schedule Information
32	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Cash Management, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Waddell & Reed Advisors Cash Management, Inc. prospectus.

President's Letter
      March 31, 2005

Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended March 31, 2005.

The six-month period was split into two very different halves. The last calendar quarter of 2004 showed strong market gains, as we shook off some of the concerns surrounding the U.S. presidential election while the economy exhibited continued strength. The first quarter of 2005 offered considerably more restrained performance. Rising interest rates and inflation concerns led to negative returns for most major market indexes. However, stocks saw solid returns for the six-month period overall, as the S&P 500 Index rose 6.88 percent and the Dow Jones Industrial Average returned 5.37 percent. Bonds did not fare as well, with the Lehman Brothers U.S. Credit Index returning 0.21 percent over the last six months.

A number of factors weighed on the minds of investors during the period. These included continued turmoil in Iraq, rising energy prices, the potential for accelerating inflation and a decline in the value of the U.S. dollar. Corporate earnings remained strong, however, and gross domestic product (GDP) in the United States expanded at an annual rate of 3.8 percent in the last calendar quarter of 2004, and appears to have grown at about the same rate in the first quarter of 2005.

In response to inflation concerns, the Federal Reserve continued to bring short-term interest rates to a less accommodative position. The Fed enacted a number of small rate increases between September and March, with short-term rates ending the period at 2.75 percent. The Fed has stated that it intends to continue considering "measured" rate increases over the next few months.

Looking ahead, we continue to feel that signs point to a favorable environment for stocks and the economy. We believe that the economy could see a real growth rate of around 3 percent for the year, with a nominal growth rate (after inflation) of 6 percent or more. History suggests that corporate profits tend to grow in line with growth in the economy, and stocks generally mirror the growth in profits. With that in mind, we look for a solid year for the equity markets.

Keep in mind, however, that uncertainty is a core feature of the financial markets. That's why we believe that adhering to the fundamental principles of investing is the best way to work toward your long-term financial goals. By investing regularly and diversifying your portfolio among different asset classes and investment styles, we believe that you are more likely to maximize the potential to meet your financial goals.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized investment plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, can be your key to a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully,
Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed. Please remember that an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Illustration of Fund Expenses
      CASH MANAGEMENT

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2005.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended March 31, 2005	Beginning Account Value 9-30-04	Ending Account Value 3-31-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,006	0.92%	$4.61
Class B	1,000	1,001	2.01	10.04
Class C	1,000	1,001	1.99	9.92
W&R Money Market Class C	1,000	1,002	1.78	8.88
Based on 5% Return(2)
Class A	$1,000	$1,020	0.92%	$4.65
Class B	1,000	1,015	2.01	10.10
Class C	1,000	1,015	1.99	9.98
W&R Money Market Class C	1,000	1,016	1.78	8.94

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2005, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF CASH MANAGEMENT

Portfolio Highlights

On March 31, 2005, Waddell & Reed Advisors Cash Management had net assets totaling $652,012,853.

As a shareholder of the Fund, for every $100 you had invested on March 31, 2005, your Fund owned:

Corporate Obligations - Notes	$42.00
Municipal Obligations	$25.59
Corporate Obligations - Commercial Paper	$13.76
United States Government Agency Obligations and Cash and Other Assets, Net of Liabilities	$12.47
Corporate Obligations - Certificates of Deposit	$6.18

The Investments of Cash Management
March 31, 2005
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 6.18%
Banks
Citibank, N.A.:
2.8%, 5-20-05	$26,000	$26,000,000
3.02%, 6-29-05	5,300	5,300,000
Wells Fargo Bank, N.A.,
2.79%, 4-14-05	9,000	9,000,000
		40,300,000
Commercial Paper
Banks - 0.48%
Lloyds TSB Bank PLC,
2.65%, 4-11-05	1,400	1,398,969
Rabobank USA Financial Corp.,
2.76%, 6-1-05	1,700	1,692,050
		3,091,019
Finance Companies - 2.49%
Ciesco, LLC:
2.76%, 4- 4-05	5,000	4,998,850
2.79%, 4-14-05	8,000	7,991,940
PACCAR Financial Corp.,
2.57%, 4-11-05	3,250	3,247,680
		16,238,470
Food and Related - 1.38%
Golden Peanut Co.,
2.9%, 5-27-05	1,000	995,489
McCormick & Co. Inc.,
2.95%, 8-16-05	8,100	8,009,066
		9,004,555
Household - General Products - 2.68%
Fortune Brands Inc.:
2.9%, 5-17-05	710	707,369
2.9%, 5-25-05	10,750	10,703,237
Procter & Gamble Company (The),
2.68%, 5-2-05	6,100	6,085,923
		17,496,529
Multiple Industry - 1.90%
General Electric Capital Corporation,
3.04%, 8-8-05	12,550	12,413,289

Retail - General Merchandise - 0.77%
Wal-Mart Stores, Inc.,
2.75%, 4- 4-05	5,000	4,998,854

Security and Commodity Brokers - 2.68%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
2.86%, 4-1-05	8,892	8,892,000
UBS Finance Delaware LLC:
2.72%, 5-3-05	1,800	1,795,648
2.83%, 5-18-05	1,025	1,021,213
2.88%, 6-15-05	5,800	5,765,200
		17,474,061
Utilities - Telephone - 1.38%
SBC Communications Inc.,
2.7%, 4-5-05	9,000	8,997,300

Total Commercial Paper - 13.76%		89,714,077

Notes
Banks - 5.87%
Bank of America Corporation,
2.99%, 5-13-05	10,000	10,002,591
U.S. Bancorp,
4.75%, 6-30-05	11,980	12,051,007
Wells Fargo & Company:
2.76625%, 4-4-05	8,000	8,000,000
2.78%, 4-15-05	8,200	8,200,000
		38,253,598
Business Equipment and Services - 1.38%
Berkeley Hills Country Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2000 (Wachovia Bank, N.A.),
2.93%, 4-7-05	7,910	7,910,000
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
2.93%, 4-6-05	1,120	1,120,000
		9,030,000
Computers - Main and Mini - 2.86%
International Business Machines Corporation,
2.72458%, 4-8-05	18,650	18,650,000

Electrical Equipment - 1.55%
Emerson Electric Co.,
7.875%, 6-1-05	10,000	10,094,201

Finance Companies - 2.73%
DBSI First Mortgage 1998 Corp., Variable Rate Demand Taxable Revenue Bonds, 1998 (U.S. Bank, National Association),
2.9%, 4-7-05	990	990,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
2.86%, 4-7-05	6,800	6,800,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
2.81%, 4-7-05	10,000	10,000,000
		17,790,000
Food and Related - 2.82%
Butter Krust Baking Company, Inc., Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series of 1999 (Wachovia Bank, N.A.),
2.96%, 4-7-05	2,275	2,275,000
Cheney Bros, Inc., Taxable Variable Rate Demand Revenue Bonds, Series 1997 (Wachovia Bank, N.A.),
2.93%, 4-7-05	3,050	3,050,000
Unilever Capital Corporation,
6.875%, 11-1-05	12,750	13,034,924
		18,359,924
Furniture and Furnishings - 0.47%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
2.93%, 4-7-05	3,040	3,040,000

Health Care - Drugs - 0.40%
GlaxoSmithKline plc,
7.375%, 4-15-05	2,600	2,605,072

Health Care - General - 1.67%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A (Bank of America, N.A.),
2.8%, 4-7-05	7,875	7,875,000
Waukesha Health Systems, Inc., Taxable Adjustable Demand Revenue Bonds, Series 1996 (Bank One, N.A),
2.85%, 4-7-05	3,025	3,025,000
		10,900,000
Hospital Supply and Management - 1.01%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
2.85%, 4-7-05	1,250	1,250,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
2.82%, 4-6-05	5,310	5,310,000
		6,560,000
Hotels and Gaming - 0.38%
Waco Investors II of Duluth Limited Partnership Bonds, Series 1995 (U.S. Bank, National Association),
2.9%, 4-7-05	2,480	2,480,000

Household - General Products - 1.92%
Procter & Gamble Company (The),
2.93%, 6-9-05	12,500	12,500,000

Insurance - Property and Casualty - 1.98%
MBIA Global Funding, LLC (MBIA Insurance Corporation),
2.81%, 4-29-05	12,900	12,900,000

Leisure Time Industry - 1.06%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
2.93%, 4-7-05	6,935	6,935,000

Multiple Industry - 4.95%
Heller Financial, Inc.:
8.0%, 6-15-05	8,000	8,084,431
6.375%, 3-15-06	8,100	8,328,041
The Salvation Army, Taxable Multi-Modal Revenue Bonds, Series 2005A (The Bank of New York),
2.84%, 4-7-05	15,800	15,800,000
		32,212,472
Publishing - 2.31%
Gannett Co., Inc.,
4.95%, 4-1-05	15,059	15,059,000

Real Estate Investment Trust - 0.78%
701 Green Valley Associates, LLC, Taxable Variable Rate Demand Bonds, Series 1997 (Wachovia Bank, N. A.),
2.93%, 4-7-05	2,000	2,000,000
Handy, L.C., Taxable Variable Rate Demand Revenue Bonds, Series 2001 (U.S. Bank, National Association),
2.95%, 4-7-05	3,060	3,060,000
		5,060,000
Restaurants - 1.65%
McDonald's Corporation,
4.488%, 3-7-06 (A)	10,700	10,793,008

Retail - General Merchandise - 0.98%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
2.9%, 4-1-05	6,400	6,400,000

Retail - Specialty Stores - 0.21%
El Dorado Enterprises of Miami, Inc., Taxable Variable Rate Demand Bonds, Series 1999 (Wachovia Bank, N.A.),
2.93%, 4-7-05	1,400	1,400,000

Trucking and Shipping - 0.06%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
2.91%, 4-7-05	415	415,000

Utilities - Telephone - 4.96%
BellSouth Corporation,
4.119%, 4-26-05 (A)	22,600	22,638,192
SBC Communications Inc.,
4.206%, 6-5-05 (A)	9,700	9,733,643
		32,371,835

Total Notes - 42.00%		273,809,110

TOTAL CORPORATE OBLIGATIONS - 61.94%		$403,823,187

(Cost: $403,823,187)

MUNICIPAL OBLIGATIONS

Alabama - 0.59%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank, N.A.),
2.93%, 4-7-05	3,875	3,875,000

California - 6.65%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds:
Air Products Manufacturing Corporation, Taxable Series 1997A,
2.85%, 5-9-05	22,000	22,000,000
Air Products and Chemicals, Inc./Wilmington Facility, Taxable Series 1997A,
2.85%, 5-9-05	9,700	9,700,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
2.84%, 4-6-05	9,450	9,450,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank, National Association),
3.2%, 4-1-05	2,200	2,200,000
		43,350,000
Colorado - 0.20%
Kit Carson County, Colorado, Agricultural Development Revenue Bonds (Taxable), (Midwest Farms, L.L.C. Project), Series 1997 (Wells Fargo Bank),
2.85%, 4-7-05	1,300	1,300,000

District of Columbia - 0.39%
District of Columbia Revenue Bonds (American Society for Microbiology Project) Series 1998B (Taxable), (Wachovia Bank, N.A.),
2.91%, 4-7-05	2,545	2,545,000

Florida - 2.51%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds: Multi-Tenant Office Building Project, Taxable Series 2004C (Bank of America, N.A.),
2.82%, 4-6-05	8,000	8,000,000
Interdisciplinary Research Building Project, Taxable Series 2004B (Bank of America, N.A.),
2.82%, 4-6-05	2,500	2,500,000
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004 (Wachovia Bank, N.A.),
2.83%, 4-7-05	5,880	5,880,000
		16,380,000
Kansas - 1.06%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
2.9%, 4-1-05	6,900	6,900,000

Maine - 0.53%
Finance Authority of Maine, Taxable Electric Rate Stabilization Revenue Notes, Series 1998A (Maine Public Service Company), (AMBAC Assurance Corporation),
2.82%, 4-6-05	3,430	3,430,000

Maryland - 1.38%

Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds,
      Consolidated Public Improvement Bonds,
      Series 2003D (Variable Rate Demand/Taxable),
      (Financial Security Assurance Inc.),

2.85%, 4-7-05	9,000	9,000,000

Minnesota - 0.15%
City of Lake City, Minnesota, Taxable Industrial Development Revenue Bonds (Valley Craft, Inc. Project), Series 1997 (U.S. Bank, National Association),
2.95%, 4-7-05	1,000	1,000,000

Missouri - 0.35%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002 (UMB Bank, N.A.),
2.92%, 4-7-05	2,290	2,290,000

New York - 3.67%
The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
2.62%, 4- 4-05	13,845	13,845,000
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A.),
2.86%, 4-7-05	10,060	10,060,000
		23,905,000
Pennsylvania - 0.39%
Berks County Industrial Development Authority, Federally-Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray-Pak Corp. Project), Series B of 2001 (Wachovia Bank, N.A.),
2.91%, 4-7-05	2,545	2,545,000

Rhode Island - 0.42%
Rhode Island Economic Development Corporation, Taxable Variable Rate Economic Development Revenue Bonds (AAA Southern New England Project), Series 1998 (Wachovia Bank, N.A.),
2.93%, 4-7-05	2,730	2,730,000

Texas - 3.88%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
2.74%, 4-7-05	25,331	25,331,000

Washington - 2.71%
Washington State Housing Finance Commission: Taxable Variable Rate Demand Multifamily Revenue Bonds: Springfield Meadows Apartments Project, Series 2001B (U.S. Bank, National Association),
2.9%, 4-1-05	4,210	4,210,000
Columbia Heights Retirement Project, Series 2004B (Wells Fargo Bank, N.A.),
2.9%, 4-1-05	3,400	3,400,000
Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
2.92%, 4-7-05	2,955	2,955,000
Seaport Landing Retirement Project, Series 2005B (Bank of America),
2.9%, 4-1-05	1,320	1,320,000
Taxable Variable Rate Demand Multifamily Housing Revenue Bonds (Country Club Apartments Project), Series 2001B (U.S. Bank, National Association),
3.0%, 4-1-05	1,975	1,975,000
Taxable Variable Rate Demand Nonprofit Revenue Bonds (Virginia Mason Research Center Project), Series 1997B (U.S. Bank, National Association),
2.9%, 4-7-05	1,965	1,965,000

Washington Economic Development Finance Authority,
      Taxable Variable Rate Demand Industrial Revenue
      Bonds (Tonkin Building Associates, LLC Project),
      Series 1997B (U.S. Bank of Washington,
      National Association),

2.9%, 4-7-05	1,495	1,495,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
2.9%, 4-7-05	326	326,000
		17,646,000
Wisconsin - 0.71%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U. S. Bank, National Association),
2.9%, 4-1-05	3,420	3,420,000
Village of Oregon, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Five K Partnership and Wisco Industries, Inc. Project), Series 2001B (U.S. Bank, National Association),
2.9%, 4-7-05	1,205	1,205,000
		4,625,000

TOTAL MUNICIPAL OBLIGATIONS - 25.59%		$166,852,000

(Cost: $166,852,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Farm Credit Bank,
2.35%, 10-26-05	5,000	5,000,000
Federal Home Loan Bank:
1.3%, 4-27-05	12,100	12,100,000
1.35%, 4-29-05	6,500	6,500,000
1.555%, 5-3-05	6,000	6,000,000
Overseas Private Investment Corporation:
2.85%, 4-6-05	30,930	30,930,232
2.85%, 4-6-05	21,442	21,442,000

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 12.57%		$81,972,232

(Cost: $81,972,232)

TOTAL INVESTMENT SECURITIES - 100.10%		$652,647,419

(Cost: $652,647,419)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.10%)		(634,566)

NET ASSETS - 100.00%		$652,012,853

Notes to Schedule of Investments
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the total value of these securities amounted to $43,164,843 or 6.62% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

Statement of Assets and Liabilities
      CASH MANAGEMENT
      March 31, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $652,647) (Note 1)	$652,647
Cash	2,050
Receivables:
Interest	3,894
Fund shares sold	3,700
Prepaid and other assets	86

Total assets	662,377

LIABILITIES
Payable to Fund shareholders	9,745
Accrued shareholder servicing (Note 2)	375
Dividends payable	133
Accrued accounting services fee (Note 2)	14
Accrued management fee (Note 2)	7
Accrued distribution and service fees (Note 2)	-	*
Other	90

Total liabilities	10,364

Total net assets	$652,013

NET ASSETS
$0.01 par value capital stock, authorized - 5,000,000;
Class A shares outstanding - 638,615
Class B shares outstanding - 7,828
Class C shares outstanding - 4,953
Waddell & Reed Money Market Class C shares outstanding - 617
Capital stock	$6,520
Additional paid-in capital	645,493

Net assets applicable to outstanding units of capital	$652,013

Net asset value, redemption and offering price per share for all classes	$1.00

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      CASH MANAGEMENT
      For the Six Months Ended March 31, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$7,164

Expenses (Note 2):
Shareholder servicing:
Class A	1,381
Class B	21
Class C	17
Waddell & Reed Money Market Class C	1
Investment management fee	1,318
Accounting services fee	84
Distribution fee:
Class B	33
Class C	23
Waddell & Reed Money Market Class C	2
Custodian fees	56
Service fee:
Class B	11
Class C	8
Waddell & Reed Money Market Class C	1
Legal fees	15
Audit fees	11
Other	140

Total	3,122
Less voluntary reimbursement of (Note 2):
Class B distribution and/or service fees	(5)
Class C distribution and/or service fees	(2)

Total expenses	3,115

Net investment income	4,049

Net increase in net assets resulting from operations	$4,049

See Notes to Financial Statements.

Statement of Changes in Net Assets
      CASH MANAGEMENT
      (In Thousands)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2005	2004

DECREASE IN NET ASSETS
Operations:
Net investment income	$4,049	$2,313

Net increase in net assets resulting from operations	4,049	2,313

Distributions to shareholders from
net investment income (Note 1D): (1)
Class A	(4,029)	(2,311)
Class B	(12)	(1)
Class C	(7)	(1)
Waddell & Reed Money Market Class C	(1)	(- )*

	(4,049)	(2,313)

Capital share transactions (Note 3)	(49,269)	(182,607)

Total decrease	(49,269)	(182,607)
NET ASSETS
Beginning of period	701,282	883,889

End of period	$652,013	$701,282

Undistributed net investment income	$-	$-

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 22 - 25.

See Notes to Financial Statements.

Financial Highlights
      CASH MANAGEMENT
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended September 30,				For the fiscal period ended	For the fiscal year ended June 30,
	3-31-05	2004	2003	2002	2001	9-30-00	2000

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0063	0.0032	0.0060	0.0139	0.0463	0.0148	0.0511
Less dividends declared	(0.0063)	(0.0032)	(0.0060)	(0.0139)	(0.0463)	(0.0148)	(0.0511)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.62%	0.32%	0.61%	1.39%	4.78%	1.50%	5.18%
Net assets, end of period (in millions)	$638	$683	$860	$1,038	$1,062	$875	$782
Ratio of expenses to average net assets	0.92%(1)	0.92%	0.80%	0.78%	0.76%	0.81%(1)	0.83%
Ratio of net investment income to average net assets	1.25%(1)	0.32%	0.62%	1.37%	4.60%	5.92%(1)	5.08%
(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      CASH MANAGEMENT
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended September 30,					For the fiscal period ended	For the period from 9-9-99 (1) to
	3-31-05	2004		2003	2002	2001	9-30-00	6-30-00

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0015		0.0001	0.0006	0.0047	0.0372	0.0133	0.0346
Less dividends declared	(0.0015)		(0.0001)	(0.0006)	(0.0047)	(0.0372)	(0.0133)	(0.0346)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.14%		0.01%	0.06%	0.47%	3.83%	1.37%	3.43%
Net assets, end of period (in millions)	$8	$10		$14	$13	$11	$2	$3
Ratio of expenses to average net assets including voluntary expense reimbursement	1.89%(2)		1.24%	1.34%	1.69%	1.66%	1.43%(2)	1.67%(2)
Ratio of net investment income to average net assets including voluntary expense reimbursement	0.28%(2)		0.01%	0.06%	0.45%	3.49%	5.29%(2)	4.49%(2)
Ratio of expenses to average net assets excluding voluntary expense reimbursement	2.01%(2)		1.96%	1.72%	-	-	-	-
Ratio of net investment income (loss) to average net assets excluding voluntary expense reimbursement	0.15%(2)	-	0.71%	-0.32%	-	-	-	-
(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      CASH MANAGEMENT
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended September 30,						For the fiscal period ended	For the period from 9-9-99 (1) to
	3-31-05	2004		2003		2002	2001	9-30-00	6-30-00

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013		0.0001		0.0005	0.0047	0.0373	0.0126	0.0335
Less dividends declared	(0.0013)		(0.0001)		(0.0005)	(0.0047)	(0.0373)	(0.0126)	(0.0335)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.12%		0.01%		0.05%	0.45%	3.83%	1.29%	3.32%
Net assets, end of period (in millions)	$5	$7		$8		$7	$5	$1	$1
Ratio of expenses to average net assets including voluntary expense reimbursement	1.91%(2)		1.25%		1.34%	1.72%	1.65%	1.68%(2)	1.82%(2)
Ratio of net investment income to average net assets including voluntary expense reimbursement	0.23%(2)		0.01%		0.05%	0.42%	3.57%	5.05%(2)	4.45%(2)
Ratio of expenses to average net assets excluding voluntary expense reimbursement	1.99%(2)		2.03%		1.75%	-	-	-	-
Ratio of net investment income (loss) to average net assets excluding voluntary expense reimbursement	0.15%(2)	-	0.77%	-	0.37%	-	-	-	-
(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      CASH MANAGEMENT
      Waddell & Reed Money Market Class C Shares (1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended September 30,						For the fiscal period ended	For the fiscal year ended June 30,
	3-31-05	2004		2003		2002	2001	9-30-00	2000

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0020		0.0001		0.0006	0.0045	0.0378	0.0128	0.0426
Less dividends declared	(0.0020)		(0.0001)		(0.0006)	(0.0045)	(0.0378)	(0.0128)	(0.0426)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.19%		0.01%		0.06%	0.46%	3.89%	1.30%	3.86%
Net assets, end of period (in millions)	$1	$1		$2		$2	$3	$7	$9
Ratio of expenses to average net assets including voluntary expense reimbursement	1.78%(2)		1.20%		1.36%	1.67%	1.61%	1.57%(2)	1.77%
Ratio of net investment income to average net assets including voluntary expense reimbursement	0.39%(2)		0.01%		0.06%	0.53%	4.03%	5.15%(2)	4.63%
Ratio of expenses to average net assets excluding voluntary expense reimbursement	-		1.69%		1.56%	-	-	-	-
Ratio of net investment loss to average net assets excluding voluntary expense reimbursement	-	-	0.47%	-	0.14%	-	-	-	-
(1)See Note 3.
(2)Annualized.

See Notes to Financial Statements.

Notes to Financial Statements
      March 31, 2005

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Cash Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.
C. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.
D. Dividends to shareholders - All of the Fund's net income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays this fee daily.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C and Waddell & Reed Money Market Class C shares, the Fund pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $0.75 for each shareholder check it processes. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class B, Class C and Waddell & Reed Money Market Class C shares, respectively. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class. In the current environment of low interest rates, W&R has voluntarily agreed to reimburse sufficient distribution and service fees to any class of the Fund in order to insure the yield of that class remains at or above 0.01%. During the period ended March 31, 2005, W&R voluntarily reimbursed the distribution and service fees as shown in the following table. Amounts shown are in thousands.

Class B	$5
Class C	2

During the period ended March 31, 2005, W&R received no front-end sales commissions.

A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the period ended March 31, 2005, W&R received $0, $45,280 and $3,589 in CDSC for Class A, Class B and Class C shares, respectively.

The Fund paid Directors' regular compensation of $21,445, which are included in other expenses.

As of November 2003, the Fund paid Frederick Vogel III additional compensation for his services as lead independent director. For the six-month period ended March 31, 2005, that amount was $420.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

Note 3 - Multiclass Operations

The Fund currently offers three classes of shares: Class A, Class B and Class C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Waddell & Reed Money Market Class B shares were combined with Waddell & Reed Money Market Class C shares effective March 24, 2000 and were redesignated Waddell & Reed Money Market Class C shares. As of June 30, 2000, Waddell & Reed Money Market Class C shares were closed to direct investment. As of December 1, 2003, Class B and Class C shares were closed to direct investment. Investments via exchange into Class B and Class C shares are permitted.

Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the periods corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

	For the six months ended March 31,	For the fiscal year ended September 30,
	2005	2004

Value issued from sale of shares:
Class A	$603,115	$1,160,392
Class B	6,007	18,402
Class C	9,744	15,220
Waddell & Reed Money Market Class C	-	1
Value issued from reinvestment of dividends:
Class A	3,861	2,208
Class B	11	1
Class C	7	1
Waddell & Reed Money Market Class C	1	- *
Value redeemed:
Class A	(651,156)	(1,339,712)
Class B	(8,272)	(22,239)
Class C	(12,510)	(15,977)
Waddell & Reed Money Market Class C	(77)	(904)

Decrease in outstanding capital	$(49,269)	$(182,607)

*Not shown due to rounding.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Cash Management, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Cash Management, Inc. (the "Fund"), as of March 31, 2005, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2004, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Cash Management, Inc. as of March 31, 2005, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2004, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 17, 2005

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Cash Management, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at http://www.waddell.com and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission ("SEC") on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at http://www.waddell.com.

To all Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-  4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1010SA (3-05)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee of the Board of Directors of the Registrant will consider nominees recommended by shareholders of the Fund. Shareholders should direct the names of candidates they wish to be considered to the attention of the Fund's Nominating Committee, in care of the Fund's Secretary, at the address of the Fund listed on the front page of this Report. Such nominees will be considered with any other director nominees.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date June 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date June 6, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date June 6, 2005